Offsets	Mar. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Filing Date	Apr. 05, 2023
Fee Paid with Fee Offset Source	$ 3,097.73
Offset Note	The registrant previously filed a prospectus supplement, dated April 5, 2023 to a prospectus, dated April 4, 2023, constituting part of the Prior Registration Statement and paid a registration fee relating to the offer and sale of 1,000,000 shares of common stock by a selling stockholder. As of the date of this registration statement, all 1,000,000 shares of common stock remain unsold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $3,097.73 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Filing Date	Apr. 14, 2023
Fee Paid with Fee Offset Source	$ 13,553.74
Offset Note	The registrant previously filed a prospectus supplement, dated April 14, 2023 to a prospectus, dated April 4, 2023, constituting part of the Prior Registration Statement and paid a registration fee relating to the offer and sale of 4,248,435 shares of common stock by certain selling stockholders. As of the date of this registration statement, all 4,248,435 shares of common stock remain unsold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $13,553.74 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Filing Date	Apr. 14, 2023
Fee Paid with Fee Offset Source	$ 17,244.82
Offset Note	The registrant previously filed a prospectus supplement, dated April 14, 2023 to a prospectus, dated April 4, 2023, constituting part of the Prior Registration Statement and paid a registration fee relating to the offer and sale of 5,405,406 shares of common stock by certain selling stockholders. As of the date of this registration statement, all 5,405,406 shares of common stock remain unsold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $17,244.82 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.